Fair Value of Assets and Liabilities (Details) - 12 months ended Dec. 31, 2025 ¥ in Thousands	CNY (¥)	USD ($)
Fair Value of Assets and Liabilities [Abstract]
Cash consideration	¥ 320,730	$ 320,730